Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) subsidiary contract term_loan vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 3,363,127	$ 3,449,611
Unrealized foreign exchange gain (loss)	$ 6,140	(26,463)	$ (6,548)
Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	11
Carrying amount of long-term debt	$ 1,500,000	$ 1,400,000
Number of vessels | vessel	24	22
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 193,781	$ 232,957
Euro-denominated Term Loans due through 2024 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		0.60%
Euro-denominated Term Loans due through 2024 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		2.25%
Teekay LNG | Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Number of debt instruments | term_loan	2
Carrying amount of long-term debt	$ 193,800	$ 233,000		€ 169.0	€ 194.1
Number of long term time charter contracts | contract	2
Teekay LNG | Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Number of vessels | vessel	2
Number of subsidiaries | subsidiary	1
Teekay LNG | Euro-denominated Term Loans due through 2024 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.60%
Teekay LNG | Euro-denominated Term Loans due through 2024 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	1.95%
Fixed Rate | Remaining Term Loans | Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	2